Award Timing Disclosure	12 Months Ended
Apr. 24, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not grant stock options, stock appreciation rights or similar awards.

The Company intends to grant RSUs and other equity awards in accordance with the foregoing practices without regard to the timing of the release of material non-public information, such as a positive or negative earnings announcement.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false